UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03657

DWS State Tax-Free Income Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2013 (Unaudited)

DWS New York Tax-Free Income Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 92.9%
Guam 0.2%
Guam, Power Authority Revenue, Series A, 5.0%, 10/1/2030, INS: AGMC	585,000	657,552
New York 87.4%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, St. Peter's Hospital Project:
Series A, 5.25%, 11/15/2027	1,000,000	1,090,450
Series A, 5.75%, 11/15/2022	1,000,000	1,138,590
Dutchess County, NY, Local Development Corp. Revenue, Vassar College, Series A, 5.0%, 1/1/2049 (a)	3,000,000	3,239,040
Haverstraw-Stony Point, NY, Central School District, 5.0%, 10/15/2021, INS: AGMC	4,500,000	5,214,375
Hudson, NY, Yards Infrastructure Corp. Revenue, Series A, 5.75%, 2/15/2047	3,000,000	3,465,900
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters:
5.25%, 10/1/2035	5,000,000	5,831,550
5.5%, 10/1/2037, GTY: Goldman Sachs Group, Inc.	2,500,000	3,011,600
Long Island, NY, Electric System Revenue, Power Authority, Series D, 5.0%, 9/1/2023, INS: NATL	5,000,000	5,498,100
Long Island, NY, Power Authority:
Series A, 5.0%, 9/1/2037	4,000,000	4,333,840
Series A, 5.0%, 5/1/2038	2,000,000	2,150,660
Metropolitan Transportation Authority, NY, Dedicated Tax Fund:
Series B, 5.0%, 11/15/2034	2,000,000	2,207,820
Series A, 5.5%, 11/15/2039	5,000,000	5,658,000
Metropolitan Transportation Authority, NY, Revenue:
Series A, 5.0%, 11/15/2022, INS: AGMC	1,575,000	1,803,028
Series B, 5.0%, 11/15/2043	3,500,000	3,765,685
Monroe County, NY, General Obligation, Public Improvement:
6.0%, 3/1/2014, INS: NATL	1,040,000	1,078,470
6.0%, 3/1/2017, INS: NATL	1,410,000	1,614,238
6.0%, 3/1/2018, INS: NATL	1,130,000	1,316,732
New York, Build New York City Resource Corp. Revenue, YMCA of Greater New York Project, 5.0%, 8/1/2042	1,000,000	1,091,700
New York, Higher Education Revenue, Dormitory Authority, Colgate University:
6.0%, 7/1/2016, INS: NATL	570,000	615,150
6.0%, 7/1/2021, INS: NATL	850,000	1,036,031
New York, Higher Education Revenue, Dormitory Authority, New York University, Series A, 5.75%, 7/1/2027, INS: NATL	3,000,000	3,850,320
New York, Higher Education Revenue, Urban Development Corp., Syracuse University, Center for Science & Technology:
5.5%, 1/1/2015	1,945,000	2,038,613
5.5%, 1/1/2017	4,890,000	5,599,343
New York, Hospital & Healthcare Revenue, Dormitory Authority, Sloan Kettering Institute, Series C, 5.5%, 7/1/2023, INS: NATL	3,000,000	3,784,020
New York, Liberty Development Corp. Revenue, Second Priority, Bank of America Tower at One Bryant Park LLC, "1", 5.625%, 1/15/2046	2,000,000	2,263,700
New York, Liberty Development Corp. Revenue, World Trade Center Project, 5.0%, 11/15/2031	2,250,000	2,520,495
New York, Metropolitan Transportation Authority Revenue:
Series C, 5.0%, 11/15/2031	3,500,000	3,932,985
Series D, 5.0%, 11/15/2034	1,000,000	1,096,640
Series A, 5.0%, 11/15/2038	1,000,000	1,084,430
New York, Sales & Special Tax Revenue, Local Government Assistance Corp.:
Series E, 5.25%, 4/1/2016, INS: NATL	1,185,000	1,302,516
Series C, 5.5%, 4/1/2017	4,000,000	4,531,920
New York, Sales & Special Tax Revenue, Metropolitan Transportation Authority, Series A, Prerefunded, 5.25%, 4/1/2016, INS: AGMC	2,000,000	2,132,460
New York, Sales Tax Asset Receivable Corp.:
Series A, 5.0%, 10/15/2026, INS: NATL	5,000,000	5,302,150
Series A, 5.0%, 10/15/2029, INS: AMBAC	5,000,000	5,264,050
New York, Seneca Nation Indians, Capital Improvements Authority Revenue, Special Obligation, Series A, 144A, 5.25%, 12/1/2016	2,350,000	2,500,306
New York, State Agency General Obligation Lease, Dormitory Authority, City University System:
Series A, 5.625%, 7/1/2016, INS: AMBAC	1,090,000	1,185,004
5.75%, 7/1/2018, INS: AGMC	2,250,000	2,568,825
New York, State Agency Revenue Lease, Urban Development Corp., Correctional Facilities, Series A, 5.5%, 1/1/2014, INS: AGMC	85,000	87,648
New York, State Dormitory Authority Revenue, Mental Health Services Facilities Improvement, Series D, 5.0%, 8/15/2018, INS: FGIC, NATL	3,120,000	3,356,184
New York, State Dormitory Authority Revenue, Montefiore Hospital, 5.0%, 8/1/2023, INS: FGIC, NATL	2,980,000	3,163,240
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Series A, 5.0%, 7/1/2037	1,000,000	1,136,240
New York, State Dormitory Authority Revenue, State University Educational Facilities, 5.875%, 5/15/2017, INS: FGIC, NATL	2,325,000	2,650,663
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Cornell University, Series C, 5.0%, 7/1/2037	2,510,000	2,835,823
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, 5.0%, 7/1/2041	2,000,000	2,237,220
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine of New York University, 5.25%, 7/1/2033	5,000,000	5,462,650
New York, State Dormitory Authority Revenues, Non-State Supported Debt, New York University:
Series A, 5.0%, 7/1/2039	3,000,000	3,356,940
Series A, 5.25%, 7/1/2034	5,000,000	5,831,250
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore Long Island Jewish Health System:
Series A, 5.0%, 5/1/2032	2,000,000	2,208,000
Series A, 5.5%, 5/1/2037	1,500,000	1,676,445
New York, State Dormitory Authority Revenues, Non-State Supported Debt, NYU Hospitals Center:
Series B, 5.25%, 7/1/2024	815,000	894,658
Series A, 6.0%, 7/1/2040	1,500,000	1,736,970
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center, 6.125%, 12/1/2029	3,000,000	3,336,990
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rochester Institute of Technology:
4.0%, 7/1/2033	1,500,000	1,507,350
5.0%, 7/1/2040	2,500,000	2,722,750
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rockefeller University:
Series A, 5.0%, 7/1/2037	3,000,000	3,464,850
Series C, 5.0%, 7/1/2040	2,750,000	3,033,580
Series A, 5.0%, 7/1/2041	2,000,000	2,236,580
New York, State Dormitory Authority Revenues, Non-State Supported Debt, School Districts Financing Program, Series C, 5.0%, 10/1/2031, INS: AGC	2,000,000	2,222,380
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series A, 5.0%, 2/15/2034	3,900,000	4,427,280
Series A, 5.0%, 3/15/2038	1,250,000	1,400,650
New York, State Environmental Facilities Corp. Revenue, State Revolving Funds, Series C, 5.0%, 5/15/2041	2,500,000	2,826,000
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2036	3,340,000	3,820,392
New York, State General Obligation Lease, Dormitory Authority, City University System, Series A, 5.75%, 7/1/2018, INS: FGIC, NATL	2,000,000	2,207,820
New York, State General Obligation Lease, Dormitory Authority, Judicial Facilities, ETM, 7.375%, 7/1/2016, INS: NATL	45,000	49,838
New York, State General Obligation Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	865,000	916,987
New York, State General Obligation, Tobacco Settlement Financing Corp., Series A-1, 5.5%, 6/1/2019	2,980,000	2,992,814
New York, State Housing Finance Agency, State Personal Income Tax Revenue, Economic Development & Housing:
Series A, 5.0%, 9/15/2030, INS: FGIC, NATL	4,000,000	4,253,080
Series A, 5.0%, 3/15/2039	5,150,000	5,741,220
New York, State Liberty Development Corp. Revenue, World Trade Center:
"2", 5.0%, 9/15/2043	2,000,000	2,147,620
"3", 5.0%, 3/15/2044	1,190,000	1,257,045
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	3,000,000	3,373,980
New York, State Power Authority Revenue, Series A, 5.0%, 11/15/2038	1,500,000	1,689,735
New York, State Thruway Authority Highway & Bridge Trust Fund, Series B, 5.0%, 4/1/2021, INS: AMBAC	7,000,000	7,696,220
New York, State Thruway Authority, General Revenue, Series I, 5.0%, 1/1/2037	5,000,000	5,499,200
New York, State Urban Development Corp. Revenue, Series D, 5.625%, 1/1/2028	4,000,000	4,526,080
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series B, 5.0%, 3/15/2023	45,000	51,363
New York, Tobacco Settlement Financing Corp., Series B-1C, 5.5%, 6/1/2019	3,895,000	3,895,000
New York, Transportation/Tolls Revenue, Triborough Bridge & Tunnel Authority, Series Y, ETM, 6.125%, 1/1/2021	7,205,000	9,377,812
New York, Triborough Bridge & Tunnel Authority Revenues, Series A-2, 5.25%, 11/15/2034	4,500,000	5,212,260
New York, United Nations Development Corp. Revenue, Series A, 5.0%, 7/1/2026	1,000,000	1,105,170
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water Pollution Control, Series E, 6.5%, 6/15/2014	5,000	5,026
New York & New Jersey, Port Authority, One Hundred Forty-Seventh, AMT, 5.0%, 10/15/2027, INS: FGIC, NATL	10,000,000	10,945,200
New York & New Jersey, Port Authority, One Hundred Forty-Sixth, AMT, 5.0%, 12/1/2021, INS: AGMC	4,000,000	4,461,840
New York & New Jersey, Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	1,025,000	1,193,264
New York City, NY, Health & Hospital Corp. Revenue, Health Systems, Series A, 5.0%, 2/15/2030	4,000,000	4,432,520
New York City, NY, Housing Development Corp. Revenue, NYC Housing Authority Project, Series A, 5.0%, 7/1/2025, INS: FGIC, NATL	2,100,000	2,260,083
New York City, NY, Industrial Development Agency, Airport Facilities Revenue, Series A, AMT, 5.0%, 7/1/2028	2,000,000	2,108,900
New York City, NY, Industrial Development Agency, Special Facility Revenue, British Airways PLC Project, AMT, 7.625%, 12/1/2032	2,000,000	2,039,920
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second Generation, Series FF, 5.0%, 6/15/2031	1,000,000	1,125,170
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Series CC, 5.0%, 6/15/2045	2,000,000	2,174,340
Series A, 5.75%, 6/15/2040	4,000,000	4,697,160
New York City, NY, Transitional Finance Authority Building Aid Revenue, Fiscal 2009, Series S-5, 5.0%, 1/15/2032	1,000,000	1,127,540
New York City, NY, Transitional Finance Authority Revenue, Future Tax, Series F-1, 5.0%, 5/1/2039	4,000,000	4,447,960
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A, 5.0%, 5/1/2038	4,000,000	4,503,840
New York, NY, General Obligation:
Series B, 5.0%, 8/1/2026	3,085,000	3,559,905
Series F-1, 5.0%, 3/1/2037	4,000,000	4,514,720
Series H, 5.125%, 8/1/2018, INS: NATL	105,000	105,422
Series I-1, 5.375%, 4/1/2036	3,000,000	3,535,770
Series I-1, 5.625%, 4/1/2029	3,000,000	3,620,640
New York, NY, Water & Sewer Revenue, Municipal Water Finance Authority, Series D, Zero Coupon, 6/15/2017	5,000,000	4,847,500
Niagara Falls, NY, Transportation/Tolls Revenue, Bridge Commission, 5.25%, 10/1/2015, INS: FGIC, NATL	4,185,000	4,318,669
Oneida-Herkimer, NY, Resource Recovery Revenue, Solid Waste Management Authority, 5.5%, 4/1/2014, INS: AGMC	1,000,000	1,039,930
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project:
5.625%, 1/1/2018	1,140,000	627,000
5.7%, 1/1/2028	3,250,000	1,787,500
Triborough, NY, Bridge & Tunnel Authority Revenues, Series C, 5.0%, 11/15/2038	2,625,000	2,947,691
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	4,000,000	4,336,840

		316,509,063
Puerto Rico 4.3%
Puerto Rico, Electric Power Authority Revenue, Series UU, 0.71% *, 7/1/2029, INS: AGMC	10,000,000	7,315,100
Puerto Rico, Highway & Transportation Authority Revenue:
Series Z, ETM, 6.0%, 7/1/2018, INS: AGMC	1,475,000	1,800,783
Series Z, 6.0%, 7/1/2018, INS: AGMC	1,275,000	1,461,201
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation, Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	5,000,000	5,122,300

		15,699,384
Virgin Islands 1.0%
Virgin Islands, Public Finance Authority Revenue, Capital Projects, Series A-1, 5.0%, 10/1/2039	500,000	521,025
Virgin Islands, Public Finance Authority Revenue, Gross Receipts Tax Loan Notes, Series A, 144A, 5.0%, 10/1/2032	3,000,000	3,281,730

		3,802,755

Total Municipal Bonds and Notes (Cost $314,264,947)		336,668,754
Municipal Inverse Floating Rate Notes (b) 12.6%
New York
New York, State Thruway Authority, Highway & Bridge Trust Fund, Series B, 5.0%, 4/1/2019, INS: AMBAC (c)	10,000,000	11,014,200
Trust: New York, State Thruway Authority, Highway & Bridge Trust Fund, Series 1071-1, 144A, 9.31%, 4/1/2013, Leverage Factor at purchase date: 2 to 1
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series B, 5.0%, 3/15/2023 (c)	9,900,000	11,299,761
Trust: New York, State Urban Development Corp. Revenue, Series 2887, 144A, 17.9%, 3/15/2015, Leverage Factor at purchase date: 4 to 1
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series FF-2, 5.5%, 6/15/2040 (c)	10,000,000	11,695,900
Trust: New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series 3384, 144A, 19.93%, 12/15/2016, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority Revenue, Series B, 5.0%, 11/1/2023 (c)	10,000,000	11,461,200
Trust: New York City, NY, Transitional Finance Authority Revenue, Series 3283, 144A, 17.885%, 11/1/2020, Leverage Factor at purchase date: 4 to 1

Total Municipal Inverse Floating Rate Notes (Cost $40,696,099)		45,471,061

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $354,961,046) †	105.5	382,139,815
Other Assets and Liabilities, Net	(5.5)	(19,884,187)

Net Assets	100.0	362,255,628

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of May 31, 2013.

†
The cost for federal income tax purposes was $299,132,135.  At May 31, 2013, net unrealized appreciation for all securities based on tax cost was $55,582,680.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $63,361,903 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,779,223.

(a) When-issued security.
(b) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(c) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments(d)	$—	$382,139,815	$—	$382,139,815
Total	$—	$382,139,815	$—	$382,139,815

There have been no transfers between fair value measurement levels during the period ended May 31, 2013.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS New York Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 19, 2013